Restructuring Charges	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring Charges

5 Restructuring Charges

At each reporting date, we evaluate our restructuring liabilities, which consist primarily of termination benefits, to ensure that our accruals are still appropriate. The restructuring liability balance as of December 31, 2014 primarily relates to:

•	Workforce reduction accrual of $7 million for redundancy at our ICN 8 wafer fab in Nijmegen;

•	Workforce reduction accrual of $5 million for redundancy at our wafer fab in Hamburg;

•	2012 OPEX Reduction Program accrual of $12 million. The OPEX Reduction Program is expected to be completed by the third quarter of 2015;

•	Accruals of $16 million for individual cases that arose in 2014.

There were no material new restructuring projects in 2014 and 2013

The most significant projects for restructuring in 2012

In 2012 we announced a cost savings and restructuring initiative, designed to improve operational efficiency and to competitively position the Company for sustainable growth. We recorded a restructuring charge of $90 million in 2012 associated with this initiative classified within the statement of operations under cost of goods sold of $17 million, mainly relating to the consolidation of MOS technologies from our German fabrication facility in Hamburg to the Company’s 8-inch Dutch facility in Nijmegen, and selling, general and administrative of $52 million and research and development of $21 million, to consolidate resources. This charge primarily related to a worldwide workforce reduction of approximately 650 employees, with the majority of the headcount reductions in Europe and the U.S. The restructuring liabilities of $90 million recognized for this initiative were reflected within current liabilities ($64 million) and non-current liabilities ($26 million) as of December 31, 2012 and primarily related to termination and employee benefit related costs.

The following table presents the changes in the position of restructuring liabilities in 2014 by segment:

	Balance January 1, 2014	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2014

HPMS	46	6	(29)	(4)	(5)	14
SP	31	14	(35)	(4)	(1)	5
Corporate and Other	40	24	(34)	(8)	(1)	21

	117	44	(98)	(16)	(7)	40

(1)	Other changes primarily related to translation differences and internal transfers

The total restructuring liability as of December 31, 2014 of $40 million is classified in the balance sheet under current liabilities ($37 million) and non-current liabilities ($3 million).

In 2014 the Company recorded $44 million of additional restructuring liabilities which largely consisted of workforce reduction charges as a result of redundancy at our ICN 8 wafer fab in Nijmegen ($16 million) and our wafer fab in Hamburg ($5 million), workforce reduction charges of $4 million from the closure of the product line Standard Linear in Hamburg and $4 million from the transfer of R&D activities of Smart Analog from Nijmegen to other locations.

Releases of restructuring liabilities of $16 million were recorded in 2014. These releases related mainly to the earlier OPEX reduction program and the workforce reduction actions we took in 2014.

The utilization of the restructuring liabilities mainly reflects the execution of ongoing restructuring programs the Company initiated in earlier years.

The following table presents the changes in the position of restructuring liabilities in 2013 by segment:

	Balance January 1, 2013	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2013

HPMS	57	3	(23)	(4)	13	46
SP	41	6	(3)	(7)	(6)	31
Corporate and Other	72	18	(39)	(10)	(1)	40

	170	27	(65)	(21)	6	117

(1)	Other changes primarily related to translation differences and internal transfers

The total restructuring liability as of December 31, 2013 of $117 million is classified in the balance sheet under current liabilities ($103 million) and non-current liabilities ($14 million).

In 2013 the Company recorded $27 million of additional restructuring liabilities which largely consisted of $16 million stemming from onerous contracts relating to leased office buildings in the Netherlands and France and $8 million of termination benefits related to additional workforce reductions as part of its closure of ICN 4 and ICN 6.

Releases of restructuring liabilities of $21 million were recorded in 2013. These releases related mainly to liabilities for the closure of ICN 4 and ICN 6 (partly reversed) and liabilities related to other workforce reduction plans.

The utilization of the restructuring liabilities mainly reflects the execution of ongoing restructuring programs the Company initiated in earlier years.

The components of restructuring charges less releases recorded in the liabilities in 2014, 2013 and 2012 are as follows:

	2014	2013	2012

Personnel lay-off costs	43	10	101
Lease and Contract Terminations	1	17	2
Release of provisions/accruals	(16)	(21)	(4)

Net restructuring charges	28	6	99

The following table summarizes the significant activity within, and components of, the Company’s restructuring obligations:

	Personnel lay-off costs	Lease and Contract Terminations	Total

Balance at December 31, 2012	167	3	170
Expense	(8)	14	6
Utilized 1)	(54)	(11)	(65)
Other changes 2)	5	1	6

Balance at December 31, 2013	110	7	117
Expense	29	(1)	28
Utilized 1)	(93)	(5)	(98)
Other changes 2)	(7)	—	(7)

Balance at December 31, 2014	39	1	40

1)	Represents cash payments.
2)	Other changes primarily related to translation differences.

The restructuring charges less releases recorded in operating income are included in the following line items in the statement of operations:

	2014	2013	2012

Cost of revenue	16	—	18
Selling, general and administrative	3	7	59
Research & development	9	(1)	22

Net restructuring charges	28	6	99